Other income	12 Months Ended
Dec. 31, 2024
Other income

12. Other income

The Company’s other income for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
	$	$
Interest income	482,853	398,955
Foreign exchange expense	(285,667)	(160,173)
Fair value change of other liabilities	-	445,216

	197,186	683,998